UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3104

                           CENTENNIAL TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                   Date of reporting period: DECEMBER 31, 2005


ITEM 1. REPORTS TO STOCKHOLDERS.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                         5 | CENTENNIAL TAX EXEMPT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          BEGINNING        ENDING            EXPENSES
                          ACCOUNT          ACCOUNT           PAID DURING
                          VALUE            VALUE             6 MONTHS ENDED
                          (7/1/05)         (12/31/05)        DECEMBER 31, 2005
--------------------------------------------------------------------------------
Actual                    $1,000.00        $1,010.60         $3.44
--------------------------------------------------------------------------------
Hypothetical               1,000.00         1,021.79          3.46

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2005 is as follows:

EXPENSE RATIO
-------------
    0.68%

--------------------------------------------------------------------------------


                         6 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited

                                                                                       PRINCIPAL               VALUE
                                                                                          AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.5%
---------------------------------------------------------------------------------------------------------------------
ALABAMA--5.5%
AL HFA MH RB, Rime Village Hoover Project, 1996 Series A, 3.56% 1                    $   435,000      $      435,000
---------------------------------------------------------------------------------------------------------------------
AL IDAU RB, Well Built Cabinet, Inc. Project, 3.66% 1                                    480,000             480,000
---------------------------------------------------------------------------------------------------------------------
AL IDAU RB, Whitesell Project, 3.86% 1                                                 2,025,000           2,025,000
---------------------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, Southern Bag Corp. Ltd.
Expansion Project, Series 1998, 3.71% 1                                                3,150,000           3,150,000
---------------------------------------------------------------------------------------------------------------------
Cullman Cnty., AL Medical Park South Medical Clinic Board RB,
Puttable Floating Option Tax Exempt Receipts, Series MT-121, 3.57% 1,2                12,250,000          12,250,000
---------------------------------------------------------------------------------------------------------------------
Cullman Cnty., AL Medical Park South Medical Clinic Board RB,
Puttable Floating Option Tax Exempt Receipts, Series MT-200, 3.60% 1                  25,995,000          25,995,000
---------------------------------------------------------------------------------------------------------------------
Cullman Cnty., AL SWD Authority RB,
Cullman Environmental, Inc. Project, Series 2003-A, 3.86% 1                            1,895,000           1,895,000
---------------------------------------------------------------------------------------------------------------------
Florence, AL IDB RB, Nichols Wire, Inc. Project, Series A, 3.86% 1                     2,570,000           2,570,000
---------------------------------------------------------------------------------------------------------------------
Hoover, AL MH RB, Royal Oaks Apts. Project, Series 2004, 3.58% 1                       5,200,000           5,200,000
---------------------------------------------------------------------------------------------------------------------
Mobile, AL Medical Clinic Board RB,
Springhill Professional Ltd., Series 1996, 3.56% 1                                     1,885,000           1,885,000
---------------------------------------------------------------------------------------------------------------------
Montgomery, AL Education Building Authority RB,
Faulkner University Campus Housing Project, Series 2004, 3.76% 1                       3,000,000           3,000,000
---------------------------------------------------------------------------------------------------------------------
Montgomery, AL IDB RB, Asphalt Contractors, Inc., 3.86% 1                                500,000             500,000
---------------------------------------------------------------------------------------------------------------------
Taylor-Ryan, AL Improvement District No. 2 RB, Series 2005, 3.56% 1                   28,180,000          28,180,000
                                                                                                      ---------------
                                                                                                          87,565,000

---------------------------------------------------------------------------------------------------------------------
ARIZONA--3.0%
AZ First Matrix Charter School Trust II Pass-Through Certificates,
Series 2005-A, 3.81% 1,2                                                              16,913,000          16,913,000
---------------------------------------------------------------------------------------------------------------------
Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, Series 1995, 3.62% 1           22,500,000          22,500,000
---------------------------------------------------------------------------------------------------------------------
Tempe, AZ IDAU MH RB, Puttable Floating Option
Tax Exempt Receipts, Series MT-067, 3.60% 1,2                                          8,295,000           8,295,000
                                                                                                      ---------------
                                                                                                          47,708,000

---------------------------------------------------------------------------------------------------------------------
CALIFORNIA--3.3%
CA Puttable Floating Option Tax Exempt Receipts, Series PZP-002, 3.66% 1              10,485,000          10,485,000
---------------------------------------------------------------------------------------------------------------------
CA Puttable Floating Option Tax Exempt Receipts, Series PZP-005, 3.61% 1,2            20,245,000          20,245,000
---------------------------------------------------------------------------------------------------------------------
CA RB, Trust Certificates, Series 1999-2, 3.56% 1                                      9,784,000           9,784,000
---------------------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Puttable Floating Option
Tax Exempt Receipts, Series PT-3099, 3.61% 1,2                                         2,475,000           2,475,000
---------------------------------------------------------------------------------------------------------------------
CA Various RB, Puttable Floating Option
Tax Exempt Receipts, Series PZP-008, 3.61% 1,2                                         4,410,000           4,410,000
---------------------------------------------------------------------------------------------------------------------
San Diego, CA Water Utility Fund Net System GOB,
AAMC Series 1998-10, 3.52% 1,2                                                         3,700,000           3,700,000


                         7 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                       PRINCIPAL               VALUE
                                                                                          AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
Santa Rosa, CA Wastewater RB, Puttable Floating
Option Tax Exempt Receipts, Series PZ-43, 3.61% 1                                    $ 1,840,000      $    1,840,000
                                                                                                      ---------------
                                                                                                          52,939,000

---------------------------------------------------------------------------------------------------------------------
COLORADO--8.8%
Boulder Cnty., CO RB, Open Space Capital Improvements Trust Fund,
Reset Option Certificates II-R Trust, Series 340, 3.56% 1,2                            3,000,000           3,000,000
---------------------------------------------------------------------------------------------------------------------
Brighton, CO Crossing Metro District No. 4 RB, Series 2004, 3.66% 1                    5,000,000           5,000,000
---------------------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOB, Series B, 3.45%, 6/1/06 3                3,000,000           3,000,000
---------------------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOUN, Series A, 3.61% 1                       2,165,000           2,165,000
---------------------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOUN, Series B, 3.61% 1                         585,000             585,000
---------------------------------------------------------------------------------------------------------------------
CO ECFA Public Radio RB, Community Wireless Park City, 3.56% 1                           790,000             790,000
---------------------------------------------------------------------------------------------------------------------
CO ECFA RB, St. Marys Academy Project, 3.60% 1                                         6,000,000           6,000,000
---------------------------------------------------------------------------------------------------------------------
CO HFA ED RB, YRC LLC Project, Series 2005, 3.73% 1                                    2,180,000           2,180,000
---------------------------------------------------------------------------------------------------------------------
CO MuniMae Trust Pass-Through Certificates, Canterberry Crossing,
Series 2002-A, Cl. A, 3.71% 1                                                         12,290,000          12,290,000
---------------------------------------------------------------------------------------------------------------------
Concord Metro District,
CO REF GO, Improvement Projects, Series 2004, 3.50%, 6/1/06 3                          2,600,000           2,600,000
---------------------------------------------------------------------------------------------------------------------
Denver, CO International Business Center
Metro District No. 1 GOLB, Series 2002, 3.91% 1                                        8,015,000           8,015,000
---------------------------------------------------------------------------------------------------------------------
Eagle Cnty., CO Traer Creek Metro District RB, Series 2002, 3.56% 1                      420,000             420,000
---------------------------------------------------------------------------------------------------------------------
Ebert Metro District,
CO Securitization Trust GOLB, Series 2004-S1, Cl. A2, 3.66% 1                          8,500,000           8,500,000
---------------------------------------------------------------------------------------------------------------------
Ebert Metro District,
CO Securitization Trust RB, Series 2005-S1, Cl. A2, 3.66% 1,2                          3,000,000           3,000,000
---------------------------------------------------------------------------------------------------------------------
Midcities Metro District No. 1, CO RB,
BNP Paribas STARS Certificates Trust, Series 2004-110, 3.58% 1                        16,720,000          16,720,000
---------------------------------------------------------------------------------------------------------------------
Midcities Metro District No. 1, CO RRB, Series 2004A, 3.60% 1                         14,900,000          14,900,000
---------------------------------------------------------------------------------------------------------------------
Park Creek Metro District, CO RB,
Puttable Floating Option Tax Exempt Receipts, Series MT-157, 3.60% 1,2                15,000,000          15,000,000
---------------------------------------------------------------------------------------------------------------------
Park Creek Metro District, CO RB,
Tender Option Certificates Trust, Series 2005-S, 3.55% 1                              10,250,000          10,250,000
---------------------------------------------------------------------------------------------------------------------
Parker, CO Automotive Metropolitan District GOLB, Series 2005, 3.45% 1                 4,510,000           4,510,000
---------------------------------------------------------------------------------------------------------------------
Superior Metro District No. 1, CO WSS RRB, Series 2000A, 3.61% 1                       2,870,000           2,870,000
---------------------------------------------------------------------------------------------------------------------
Superior Metro District No. 1, CO WSS RRB, Series 2002, 3.56% 1                        2,500,000           2,500,000
---------------------------------------------------------------------------------------------------------------------
Westminster, CO MH RB,
Puttable Floating Option Tax Exempt Receipts, Series MT-068, 3.60% 1,2                14,670,000          14,670,000
---------------------------------------------------------------------------------------------------------------------
Willow Trace Metro District, CO GOLB, Series 2001A, 3.61% 1                            2,295,000           2,295,000
                                                                                                      ---------------
                                                                                                         141,260,000


                         8 | CENTENNIAL TAX EXEMPT TRUST

                                                                                       PRINCIPAL               VALUE
                                                                                          AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
FLORIDA--3.9%
Bay Cnty., FL EDLFA RB, Bay Haven Charter Academy, Series 2004, 3.58% 1              $11,600,000      $   11,600,000
---------------------------------------------------------------------------------------------------------------------
Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A, 3.65% 1                2,730,000           2,730,000
---------------------------------------------------------------------------------------------------------------------
Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
ETET Series 96C0911, Cl. A, 3.56% 1,2                                                 17,795,000          17,795,000
---------------------------------------------------------------------------------------------------------------------
Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
ETET Series 97C0901, Cl. A, 3.56% 1,2                                                 17,795,000          17,795,000
---------------------------------------------------------------------------------------------------------------------
Seminole Cnty., FL IDAU RB, Masters Academy Project, Series 2004, 3.56% 1              3,035,000           3,035,000
---------------------------------------------------------------------------------------------------------------------
UCF Athletic Assn., FL RB, Roaring Fork Municipal Products LLC,
Series 2005-11, Cl. A, 3.59% 1,2                                                       9,500,000           9,500,000
                                                                                                      ---------------
                                                                                                          62,455,000

---------------------------------------------------------------------------------------------------------------------
GEORGIA--1.8%
Columbus, GA DAU RB, Jordan Co. Project, Series 2000, 3.71% 1                            560,000             560,000
---------------------------------------------------------------------------------------------------------------------
GA GOB, Series 1995B, ETET Series 96C1004, Cl. A, 3.56% 1,2                           11,880,000          11,880,000
---------------------------------------------------------------------------------------------------------------------
Greene Cnty., GA HA RANs, Series 2004, 3.58% 1                                         5,990,000           5,990,000
---------------------------------------------------------------------------------------------------------------------
Rockdale Cnty., GA DAU MH RB, Series F3J, 3.63% 1                                      7,835,000           7,835,000
---------------------------------------------------------------------------------------------------------------------
Turner Cnty., GA DAU IDR RB, McElroy Metal Mill, Inc., 3.73% 1                         2,250,000           2,250,000
                                                                                                      ---------------
                                                                                                          28,515,000

---------------------------------------------------------------------------------------------------------------------
ILLINOIS--12.3%
Boone Mchenry & Dekalb Cntys., IL Community SDI No. 100 GOUN,
Puttable Floating Option Tax Exempt Receipts, Series PZ-50, 3.59% 1,2                  2,730,000           2,730,000
---------------------------------------------------------------------------------------------------------------------
Chicago, IL GOB, AAMC Series 2001-34, 3.56% 1,2                                       10,975,000          10,975,000
---------------------------------------------------------------------------------------------------------------------
Chicago, IL GOUN, AAMC Series 1998-3, 3.56% 1,2                                        8,735,000           8,735,000
---------------------------------------------------------------------------------------------------------------------
Chicago, IL GOUN, Tender Option Certificates Trust, Series Z-10, 3.59% 1,2             3,040,000           3,040,000
---------------------------------------------------------------------------------------------------------------------
Chicago, IL RB, Boys & Girls Clubs Project, 3.60% 1                                      900,000             900,000
---------------------------------------------------------------------------------------------------------------------
Chicago, IL RB, Lakefront Millennium Parking Facility,
ETET Series 981303, Cl. A, 3.56% 1,2                                                  22,495,000          22,495,000
---------------------------------------------------------------------------------------------------------------------
Crestwood, IL Tax Increment RB, Series 2003, 3.56% 1                                  14,370,000          14,370,000
---------------------------------------------------------------------------------------------------------------------
East Peoria, IL CDAU RRB, The Kroger Co., Series 2003, 3.61% 1                         3,125,000           3,125,000
---------------------------------------------------------------------------------------------------------------------
IL DFA RB, Oak Crest Residence Project, Series 2000, 3.60% 1                           3,200,000           3,200,000
---------------------------------------------------------------------------------------------------------------------
IL FAU RB, Sauk Valley Community College Project, Series 2004A, 3.59% 1                6,725,000           6,725,000
---------------------------------------------------------------------------------------------------------------------
IL HFAU RB, Blessing Hospital, Series B, FSA Insured, 3.58% 1                          4,085,000           4,085,000
---------------------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB,
Puttable Floating Option Tax Exempt Receipts, Series PZ-44, 3.59% 1,2                  6,605,000           6,605,000
---------------------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB,
Puttable Floating Option Tax Exempt Receipts, Series PZ-45, 3.59% 1,2                  5,805,000           5,805,000
---------------------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB,
Puttable Floating Option Tax Exempt Receipts, Series PZ-52, 3.59% 1                    7,570,000           7,570,000
---------------------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB,
Puttable Floating Option Tax Exempt Receipts, Series PZ-62, 3.59% 1,2                  3,000,000           3,000,000


                         9 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                       PRINCIPAL               VALUE
                                                                                          AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
IL Metro Pier & Exposition Authority RB,
Puttable Floating Option Tax Exempt Receipts, Series PZ-83, 3.59% 1,2                $ 5,545,000      $    5,545,000
---------------------------------------------------------------------------------------------------------------------
IL RB, Puttable Floating Option Tax Exempt Receipts, Series PZP-006, 3.66% 1,2         8,475,000           8,475,000
---------------------------------------------------------------------------------------------------------------------
IL RTA RB, Puttable Floating Option Tax Exempt Receipts,
Series PT-2886, 3.55% 1,2                                                             12,485,000          12,485,000
---------------------------------------------------------------------------------------------------------------------
IL RTA RB, Series 2003B Macon Trust Variable Certificates,
Series 2004B, 3.55% 1,2                                                                3,335,000           3,335,000
---------------------------------------------------------------------------------------------------------------------
IL TWY RB, Puttable Tax Exempt Receipts, Series 1146, 3.55% 1                          2,260,000           2,260,000
---------------------------------------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985 A, 3.66% 1                    26,860,000          26,860,000
---------------------------------------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985 B, 3.75% 1                    19,335,486          19,335,486
---------------------------------------------------------------------------------------------------------------------
West Frankfort, IL IDV RRB, The Kroger Co., Series 2004, 3.61% 1                         800,000             800,000
---------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365 GOUN,
Puttable Floating Option Tax Exempt Receipts, Series PZ-47, 3.59% 1,2                  8,995,000           8,995,000
---------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365 GOUN,
Trust Receipts, Series Z-13, 3.59% 1                                                   2,045,000           2,045,000
---------------------------------------------------------------------------------------------------------------------
Will Cnty., IL New Lenox SDI No. 122 GOUN,
Puttable Floating Option Tax Exempt Receipts, Series PZ-48, 3.59% 1,2                  3,350,000           3,350,000
                                                                                                      ---------------
                                                                                                         196,845,486

---------------------------------------------------------------------------------------------------------------------
INDIANA--2.6%
IN GOB, AAMC Series 2003-15, Single Asset Trust, 3.56% 1,2                             8,500,000           8,500,000
---------------------------------------------------------------------------------------------------------------------
IN HFFAU RB, Ascension Health Credit Group, Series 2001-A, 2.50% 1                    10,000,000          10,000,000
---------------------------------------------------------------------------------------------------------------------
IN HFFAU RB, Ascension Health Credit Group,
Series 2001-A2, 2.72%, 5/15/06 3                                                       6,500,000           6,500,000
---------------------------------------------------------------------------------------------------------------------
IN MPA PPS RB, ETET Series 981401, Cl. A, 3.56% 1,2                                   13,600,000          13,600,000
---------------------------------------------------------------------------------------------------------------------
Indianapolis, IN Local Public Improvement RB,
Puttable Floating Option Tax Exempt Receipts, Series PZ-58, 3.59% 1,2                  3,190,000           3,190,000
                                                                                                      ---------------
                                                                                                          41,790,000

---------------------------------------------------------------------------------------------------------------------
IOWA--0.3%
IA FAU SWD RB, Natural Pork Production Project, Series 2005, 3.77% 1                   4,600,000           4,600,000
---------------------------------------------------------------------------------------------------------------------
KANSAS--0.1%
Wyandotte Cnty., KS Utility System RB,
Puttable Tax Exempt Receipts, Series 595, 3.55% 1                                      1,690,000           1,690,000
---------------------------------------------------------------------------------------------------------------------
KENTUCKY--1.6%
Hancock Cnty., KY SWD RB, NSA Ltd. Project, Series 1998, 3.81% 1                       7,815,000           7,815,000
---------------------------------------------------------------------------------------------------------------------
Morgantown, KY SWD Facilities RB, IMCO Recycling, Inc. Project,
Series 2004, 3.76% 1                                                                   5,000,000           5,000,000
---------------------------------------------------------------------------------------------------------------------
Oldham Cnty., KY Industrial Building RB,
Parts Unlimited Inc. Project, Series 2005, 3.63% 1                                     2,265,000           2,265,000
---------------------------------------------------------------------------------------------------------------------
Somerset, KY Industrial Building RB,
Tibbals Flooring Co. Project, Series 1989, 3.86% 1                                    10,000,000          10,000,000
                                                                                                      ---------------
                                                                                                          25,080,000


                        10 | CENTENNIAL TAX EXEMPT TRUST

                                                                                       PRINCIPAL               VALUE
                                                                                          AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
LOUISIANA--5.6%
Jefferson Parish, LA Hospital Service District No. 001 RB,
Putters Series 522, 3.57% 1                                                          $22,000,000      $   22,000,000
---------------------------------------------------------------------------------------------------------------------
LA Gas & Fuels Tax Nts., AAMC Series 2002-17, 3.56% 1,2                               15,000,000          15,000,000
---------------------------------------------------------------------------------------------------------------------
LA HFA MH RB, Walmsley Housing Corp. Project, Series 2004, 3.56% 1                     2,400,000           2,400,000
---------------------------------------------------------------------------------------------------------------------
LA Public FA MH RB, 3.60% 1                                                           10,500,000          10,500,000
---------------------------------------------------------------------------------------------------------------------
LA TS Financing Corp. RB, Puttable Floating Option Tax Exempt Receipts,
Series PA-1288, 3.60% 1,2                                                              2,000,000           2,000,000
---------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1993 B, 3.60% 1                            18,965,000          18,965,000
---------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1993 C, 3.60% 1                             1,785,000           1,785,000
---------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1995 A, 3.60% 1                            12,440,000          12,440,000
---------------------------------------------------------------------------------------------------------------------
Shreveport, LA Home Mortgage Authority MH RRB,
Summer Pointe LLC Project, 3.56% 1                                                     4,280,000           4,280,000
                                                                                                      ---------------
                                                                                                          89,370,000

---------------------------------------------------------------------------------------------------------------------
MARYLAND--0.8%
Baltimore Cnty., MD RB, Prep School Facilities, Series A, 3.56% 1                      3,000,000           3,000,000
---------------------------------------------------------------------------------------------------------------------
MD IDV FAU RB, Our Lady of Good Counsel High School Facilities,
Series 2005B, 3.56% 1                                                                  9,000,000           9,000,000
                                                                                                      ---------------
                                                                                                          12,000,000

---------------------------------------------------------------------------------------------------------------------
MICHIGAN--0.1%
MI Job DAU RB, East Lansing Residence Associates Project, 3.25% 1                      1,900,000           1,900,000
---------------------------------------------------------------------------------------------------------------------
MINNESOTA--3.6%
Bloomington, MN CD RB, 94th Street Associates Project, Series 1985, 3.56% 1            3,645,000           3,645,000
---------------------------------------------------------------------------------------------------------------------
Bloomington, MN CD RB, James Avenue Associates Project,
Series 1985, 3.56% 1                                                                   3,535,000           3,535,000
---------------------------------------------------------------------------------------------------------------------
East Grand Forks, MN SWD RB, American Crystal Sugar Co.,
Series 2000, 3.77% 1                                                                   5,750,000           5,750,000
---------------------------------------------------------------------------------------------------------------------
Ely, MN RB, YMCA Greater St. Paul Project, 3.56% 1                                       865,000             865,000
---------------------------------------------------------------------------------------------------------------------
Mankato, MN IDV RB, Sacco Family Ltd. Partnership, 3.73% 1                               955,000             955,000
---------------------------------------------------------------------------------------------------------------------
MN GOB, ETET Series 20002301, Cl. A, 3.56% 1,2                                        16,010,000          16,010,000
---------------------------------------------------------------------------------------------------------------------
Regents of the University of MN RB, Series 1999A, 3.58% 1                             16,990,000          16,990,000
---------------------------------------------------------------------------------------------------------------------
Regents of the University of MN RB, Series 2001C, 3.58% 1                              5,750,000           5,750,000
---------------------------------------------------------------------------------------------------------------------
Rochester, MN IDV RRB, Seneca Foods Corp. Project, Series 1992, 3.76% 1                4,675,000           4,675,000
                                                                                                      ---------------
                                                                                                          58,175,000

---------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.3%
MS BFC IDV RB, Jimmy Sanders Inc. Project, 3.66% 1                                       950,000             950,000
---------------------------------------------------------------------------------------------------------------------
Panola Cnty., MS IDV RRB, The Kroger Co., Series 2003, 3.61% 1                         3,250,000           3,250,000
                                                                                                      ---------------
                                                                                                           4,200,000


                        11 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                       PRINCIPAL               VALUE
                                                                                          AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
MISSOURI--2.1%
Jackson Cnty., MO IDA RB, Linda Hall Library Project, 3.62% 1                        $ 6,700,000      $    6,700,000
---------------------------------------------------------------------------------------------------------------------
Kansas City, MO Municipal Assistance Corp. RB,
Puttable Floating Option Tax Exempt Receipts, Series PZ-53, 3.59% 1,2                  3,800,000           3,800,000
---------------------------------------------------------------------------------------------------------------------
MO DFB Cultural Facilities RB, Center of Creative Arts Project,
Series 2004, 3.57% 1                                                                   2,300,000           2,300,000
---------------------------------------------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB,
Trust Certificates, Series 2005 A, 3.48% 1,2                                          10,575,000          10,575,000
---------------------------------------------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB, Trust Certificates,
Series 2005 B, 3.48% 1,2                                                               8,365,000           8,365,000
---------------------------------------------------------------------------------------------------------------------
St. Louis Cnty., MO IDAU MH RB,
Heatherbrook Gardens Apts., Series 1992, 3.68% 1                                       1,765,000           1,765,000
                                                                                                      ---------------
                                                                                                          33,505,000

---------------------------------------------------------------------------------------------------------------------
NEVADA--2.0%
Clark Cnty., NV SDI GOLB, Puttable Tax Exempt Receipts,
Series 1158 C, 3.55% 1,2                                                               5,185,000           5,185,000
---------------------------------------------------------------------------------------------------------------------
NV GOLB, SGMSTR Series 1997 SG114, 3.55% 1,2                                          15,000,000          15,000,000
---------------------------------------------------------------------------------------------------------------------
Washoe Cnty., NV GOLB, AAMC Series 2001-24, Single Asset Trust, 3.56% 1,2             11,090,000          11,090,000
                                                                                                      ---------------
                                                                                                          31,275,000

---------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.3%
Manchester, NH H&RA MH RB,
Wall Street Tower Ltd. Partnership, Series 1990A, 3.56% 1                              4,800,000           4,800,000
---------------------------------------------------------------------------------------------------------------------
NEW JERSEY--0.0%
NJ TS Financing Corp. RB,
Puttable Floating Option Tax Exempt Receipts, Series PA-1283, 3.57% 1                    500,000             500,000
---------------------------------------------------------------------------------------------------------------------
NEW MEXICO--4.7%
Bernalillo Cnty., NM Gross Receipts Tax RRB,
Puttable Tax Exempt Receipts, Series 1118, 3.55% 1,2                                   2,000,000           2,000,000
---------------------------------------------------------------------------------------------------------------------
NM MFA RB, SFM Program Issue 2005, 4.294% 1                                           53,276,820          53,276,820
---------------------------------------------------------------------------------------------------------------------
University of NM RB, System Improvement, Sub. Lien, Series 2001, 3.55% 1              20,110,000          20,110,000
                                                                                                      ---------------
                                                                                                          75,386,820

---------------------------------------------------------------------------------------------------------------------
NEW YORK--3.3%
Erie Cnty., NY RANs, Series 2005B, 3.75%, 7/13/06                                     18,000,000          18,087,900
---------------------------------------------------------------------------------------------------------------------
Erie Cnty., NY Tobacco Asset Securitization Corp. RRB,
Puttable Floating Option Tax Exempt Receipts, Series PA-1339, 3.59% 1,2                2,000,000           2,000,000
---------------------------------------------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series 2005, 3.56% 1                           7,300,000           7,300,000
---------------------------------------------------------------------------------------------------------------------
NYC GOUN,
Puttable Floating Option Tax Exempt Receipts, Series PT-2848, 3.57% 1,2                  490,000             490,000
---------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB,
Birch Wathen Lenox School Project, Series 2004, 3.55% 1                                  800,000             800,000
---------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project, 3.61% 1                                     2,600,000           2,600,000


                        12 | CENTENNIAL TAX EXEMPT TRUST

                                                                                       PRINCIPAL               VALUE
                                                                                          AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
NYC Municipal FAU WSS RRB,
Floating Rate Trust Receipts, Series 1226, 3.55% 1,2                                 $ 7,200,000      $    7,200,000
---------------------------------------------------------------------------------------------------------------------
Oneida Cnty., NY IDA RB, Civic Facilities,
Rome Memorial Hospital, Inc. Project, Series 2005, 3.56% 1                             5,000,000           5,000,000
---------------------------------------------------------------------------------------------------------------------
Onondaga Cnty.,
NY IDA Civic Facility RB, Syracuse Resh Corp. Project, Series 2005, 3.56% 1           10,000,000          10,000,000
                                                                                                      ---------------
                                                                                                          53,477,900

---------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.3%
Craven Cnty., NC IFPCFA RB, Wheatstone Corp. Project, 3.86% 1                          1,640,000           1,640,000
---------------------------------------------------------------------------------------------------------------------
Hoke Cnty., NC IFPCFA RB,
Triangle Building Supply, Inc. Project, Series 1997, 3.86% 1                           1,500,000           1,500,000
---------------------------------------------------------------------------------------------------------------------
Wake Cnty., NC IFPCFA RB, Aeroglide Corp. Project, Series 1997, 3.86% 1                  900,000             900,000
                                                                                                      ---------------
                                                                                                           4,040,000

---------------------------------------------------------------------------------------------------------------------
OHIO--1.3%
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 3.55%, 6/15/06 3                    1,925,000           1,925,000
---------------------------------------------------------------------------------------------------------------------
Madeira, OH ED RRB, The Kroger Co., Series 2004, 3.61% 1                               2,050,000           2,050,000
---------------------------------------------------------------------------------------------------------------------
OH Water DAU RB, Series A, 3.57% 1                                                    14,205,000          14,205,000
---------------------------------------------------------------------------------------------------------------------
Stark Cnty., OH IDV RRB, The Kroger Co., Series 2004, 3.61%(1)                         3,100,000           3,100,000
                                                                                                      ---------------
                                                                                                          21,280,000

---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--0.6%
Berks Cnty., PA IDAU RB, Visiting Nurse Assn., Inc. Project, Series B, 3.62% 1           620,000             620,000
---------------------------------------------------------------------------------------------------------------------
Chester Cnty., PA School Authority Lease RB,
Puttable Tax Exempt Receipts, Series 1123, 3.55% 1,2                                   1,755,000           1,755,000
---------------------------------------------------------------------------------------------------------------------
Harrisburg, PA Authority RB,
Haverford Township School, Subseries 2001-A, 3.56% 1                                   2,195,000           2,195,000
---------------------------------------------------------------------------------------------------------------------
Philadelphia, PA IDAU RB, Friends of Mast School, Inc. Project, 3.57% 1                  790,000             790,000
---------------------------------------------------------------------------------------------------------------------
Philadelphia, PA RA MH RRB, Series 1995 A, 3.56% 1                                     4,425,000           4,425,000
                                                                                                      ---------------
                                                                                                           9,785,000

---------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.3%
Florence Cnty., SC SWD & Wastewater Treatment RB,
Roche Carolina Inc. Project, 3.87% 1                                                   2,500,000           2,500,000
---------------------------------------------------------------------------------------------------------------------
SC Medical University HA RB, Series 2005-A, 3.56% 1,2                                 18,230,000          18,230,000
                                                                                                      ---------------
                                                                                                          20,730,000

---------------------------------------------------------------------------------------------------------------------
TENNESSEE--0.3%
Springfield, TN IDV Board RRB, The Kroger Co., Series 2004, 3.61% 1                    4,500,000           4,500,000
---------------------------------------------------------------------------------------------------------------------
TEXAS--15.9%
Bexar Cnty., TX HFC MH RB, Summit Hills Apts. Project, Series A, 3.56% 1               3,500,000           3,500,000
---------------------------------------------------------------------------------------------------------------------
Clipper, TX COP,
Tax Exempt Certificates Trust Multistate, Series 2005-7, 3.63% 1,2                    28,500,000          28,500,000


                        13 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                       PRINCIPAL               VALUE
                                                                                          AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
TEXAS Continued
Comal, TX ISD GOUN, Puttable Tax Exempt Receipts, Series 756, 3.55% 1,2              $ 2,585,000      $    2,585,000
---------------------------------------------------------------------------------------------------------------------
Coppell, TX ISD GOLB,
Puttable Floating Option Tax Exempt Receipts, Series PZ-69, 3.59% 1,2                  3,300,000           3,300,000
---------------------------------------------------------------------------------------------------------------------
Garland, TX ISD GOUN, School Building, Series 2004-B, 2.75%, 6/15/06 3                 7,125,000           7,125,000
---------------------------------------------------------------------------------------------------------------------
Galveston Cnty., TX MH RRB, Village by the Sea Ltd. Apts. Project, 3.56% 1             5,090,000           5,090,000
---------------------------------------------------------------------------------------------------------------------
Harris Cnty./Houston, TX Sports Authority Special RRB,
Floating Rate Trust Receipts, Series PZ-65, 3.59% 1                                    7,700,000           7,700,000
---------------------------------------------------------------------------------------------------------------------
Hays, TX Consolidated ISD GOB,
Puttable Tax Exempt Receipts, Series 632, 3.55% 1                                      3,190,000           3,190,000
---------------------------------------------------------------------------------------------------------------------
Houston, TX Hotel Occupancy Tax & Special RRB,
Puttable Floating Option Tax Exempt Receipts, Series PZ-87, 3.59% 1,2                  5,155,000           5,155,000
---------------------------------------------------------------------------------------------------------------------
Houston, TX WSS RB,
Puttable Floating Option Tax Exempt Receipts, Series PZ-67, 3.59% 1,2                  3,530,000           3,530,000
---------------------------------------------------------------------------------------------------------------------
Houston, TX WSS RB, SGMSTR Series 1997 SG120, 3.55% 1,2                               22,600,000          22,600,000
---------------------------------------------------------------------------------------------------------------------
Irving, TX ISD GOUN, AAMC Series 2002-8, 3.56% 1,2                                    11,390,000          11,390,000
---------------------------------------------------------------------------------------------------------------------
Keller, TX ISD GOUN, AAMC Series 2001-26, 3.56% 1,2                                    3,000,000           3,000,000
---------------------------------------------------------------------------------------------------------------------
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series 2004, 3%, 6/15/06 3               11,500,000          11,500,000
---------------------------------------------------------------------------------------------------------------------
North TX/Dallas North TWY System RB,
ETET Series 720050025, Cl. A, 3.56% 1,2                                                8,000,000           8,000,000
---------------------------------------------------------------------------------------------------------------------
Northside, TX ISD GOUN,
Puttable Tax Exempt Receipts, Series 751, 3.55% 1,2                                    3,450,000           3,450,000
---------------------------------------------------------------------------------------------------------------------
Port Arthur, TX Port of Navigation District RB,
Fina Oil & Chemical Co. Project, 3.93% 1                                              16,425,000          16,425,000
---------------------------------------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas RRB,
Puttable Tax Exempt Receipts, Series 769, 3.55% 1,2                                    5,375,000           5,375,000
---------------------------------------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas Systems RB,
Jr. Lien, Series 2003, 3.58% 1                                                        50,100,000          50,100,000
---------------------------------------------------------------------------------------------------------------------
Spring Branch, TX ISD Schoolhouse GOLB, Series 2004, 3%, 6/15/06 3                    15,700,000          15,700,000
---------------------------------------------------------------------------------------------------------------------
Sunnyvale, TX ISD GOB,
Puttable Tax Exempt Receipts, Series 619, 3.55% 1                                      1,990,000           1,990,000
---------------------------------------------------------------------------------------------------------------------
TX SGMSTR Series SG P-19, 3.66% 1                                                     11,265,000          11,265,000
---------------------------------------------------------------------------------------------------------------------
TX Small Business IDC, IDV RB, Public Facilities Cap Access, 3.58% 1                   1,700,000           1,700,000
---------------------------------------------------------------------------------------------------------------------
TX Student HAU RB,
Puttable Floating Option Tax Exempt Receipts, Series PT-3101, 3.60% 1,2                4,255,000           4,255,000
---------------------------------------------------------------------------------------------------------------------
TX TANs & RANs, Series 2005, 4.50%, 8/31/06                                           10,000,000          10,092,004
---------------------------------------------------------------------------------------------------------------------
TX TUAU RB, Dallas Northtollway, SGMSTR Series 1996 SG70, 3.55% 1,2                    7,100,000           7,100,000
                                                                                                      ---------------
                                                                                                         253,617,004

---------------------------------------------------------------------------------------------------------------------
UTAH--0.9%
Beaver Cnty., UT Environmental Facilities RB,
Best Biofuels LLC Project, Series 2003A, 3.86% 1                                      10,985,000          10,985,000
---------------------------------------------------------------------------------------------------------------------
Davis Cnty., UT RB, Series 2003, 3.78% 1                                               2,310,000           2,310,000


                        14 | CENTENNIAL TAX EXEMPT TRUST

                                                                                       PRINCIPAL               VALUE
                                                                                          AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
UTAH Continued
Riverdale, UT RA Tax Increment RB, 3.63% 1                                           $ 1,000,000      $    1,000,000
                                                                                                      ---------------
                                                                                                          14,295,000

---------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.7%
Clark Cnty., WA Vancouver SDI No. 037 GOUN,
Puttable Floating Option Tax Exempt Receipts, Series PZ-55, 3.59% 1,2                  2,765,000           2,765,000
---------------------------------------------------------------------------------------------------------------------
King Cnty., WA GOLB, AAMC Series 2001-1, 3.56% 1,2                                    12,770,000          12,770,000
---------------------------------------------------------------------------------------------------------------------
Marysville, WA WSS RB, Puttable Tax Exempt Receipts, Series 909, 3.55% 1,2             7,335,000           7,335,000
---------------------------------------------------------------------------------------------------------------------
WA EDFA RB, A&T Mensonides Project, Series 2001-I, 3.82% 1                             1,800,000           1,800,000
---------------------------------------------------------------------------------------------------------------------
WA GOUN, Puttable Tax Exempt Receipts, Series 1141 A, 3.55% 1,2                        2,175,000           2,175,000
                                                                                                      ---------------
                                                                                                          26,845,000

---------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--1.1%
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-A, 3.61% 1                      4,500,000           4,500,000
---------------------------------------------------------------------------------------------------------------------
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-B, 3.61% 1                      6,850,000           6,850,000
---------------------------------------------------------------------------------------------------------------------
Marmet, WV CD RRB, The Kroger Co., Series 2004, 3.61% 1                                3,100,000           3,100,000
---------------------------------------------------------------------------------------------------------------------
WV HOFA RB, Pooled Financing Project, Series 2000 B-1, 3.58% 1                         3,800,000           3,800,000
                                                                                                      ---------------
                                                                                                          18,250,000

---------------------------------------------------------------------------------------------------------------------
WISCONSIN--5.1%
Clipper, WI COP, Tax Exempt Certificates Trust, Series 2005-29, 3.21% 1,2             11,330,000          11,330,000
---------------------------------------------------------------------------------------------------------------------
Columbus, WI IDV RB, Maysteel Corp. Project, Series 1994, 3.86 % 1                     2,000,000           2,000,000
---------------------------------------------------------------------------------------------------------------------
Janesville, WI IDV RRB, Seneca Foods Corp. Project, Series 2002, 3.76% 1               7,710,000           7,710,000
---------------------------------------------------------------------------------------------------------------------
Kettle Moraine, WI SDI TANs & RANs, 3.25%, 9/5/06                                      2,500,000           2,502,620
---------------------------------------------------------------------------------------------------------------------
La Crosse, WI IDV RB, Fiberpro, Inc. Project, Series 2005, 3.73% 1                     2,150,000           2,150,000
---------------------------------------------------------------------------------------------------------------------
Wausau, WI SDI TANs & RANs, 3.35%, 10/27/06                                            2,400,000           2,402,655
---------------------------------------------------------------------------------------------------------------------
West Allis, WI RB, State Fairgrounds Park Exposition Center, 3.57% 1                   3,555,000           3,555,000
---------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Divine Savior Healthcare, Series 2002 B, 3.59% 1                         10,535,000          10,535,000
---------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Group Health Cooperative of South Central Wisconsin, 3.62% 1              4,200,000           4,200,000
---------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Hospice Care Holdings, Inc., Series 2005, 3.56% 1                         1,750,000           1,750,000
---------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Lakeland College, Series 2005, 3.48% 1                                   14,050,000          14,050,000
---------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Lutheran Social Services, Series 2004, 3.56% 1                            2,810,000           2,810,000
---------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, St. Joseph's Community Hospital Project, Series 2005, 3.56% 1             4,000,000           4,000,000
---------------------------------------------------------------------------------------------------------------------
WI H&EFA RRB, Lutheran Home, Series 2005, 3.56% 1                                      4,485,000           4,485,000
---------------------------------------------------------------------------------------------------------------------
WI Transit RB, Reset Option Certificates II-R Trust, Series 7500, 3.56% 1,2            7,435,000           7,435,000
                                                                                                      ---------------
                                                                                                          80,915,275

---------------------------------------------------------------------------------------------------------------------
WYOMING--0.6%
Campbell Cnty., WY IDV RB,
Powder Basin Properties Project, Series 1996, 3.70% 1                                  4,430,000           4,430,000
---------------------------------------------------------------------------------------------------------------------
Gillette, WY PC RRB, Pacificorp Project, Series 1988, 3.63% 1                          4,650,000           4,650,000
                                                                                                      ---------------
                                                                                                           9,080,000


                        15 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued

---------------------------------------------------------------------------------------------------------------------
OTHER TERRITORIES--3.9%
Floating Rate Trust Receipts, Series 2001 C5, 3.90% 1,2                              $11,170,000      $   11,170,000
---------------------------------------------------------------------------------------------------------------------
Municipal Securities Pool Trust, SGMSTR Series P-18, 3.66% 1,2                        42,165,000          42,165,000
---------------------------------------------------------------------------------------------------------------------
Puttable Floating Option Tax Exempt Receipts, Series PZP-001, 3.66% 1,2                8,950,000           8,950,000
                                                                                                      ---------------
                                                                                                          62,285,000

---------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.5%
PR CMWLTH GOUN, Floating Rate Trust Receipts, Series 2005-F2, 3.63% 1,2                7,975,000           7,975,000
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,588,634,485)                                           99.5%      1,588,634,485
---------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                              0.5           7,279,598
                                                                                     --------------------------------
NET ASSETS                                                                                 100.0%     $1,595,914,083
                                                                                     ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AAMC       ABN AMRO Munitops Certificates
BFC        Business Finance Corp.
CD         Commercial Development
CDAU       Community Development Authority
CMWLTH     Commonwealth
COP        Certificates of Participation
DAU        Development Authority
DFA        Development Finance Authority
DFB        Development Finance Board
ECFA       Educational and Cultural Facilities
           Authority
ED         Economic Development
EDFA       Economic Development Finance Authority
EDLFA      Educational Facilities Authority
ETET       Eagle Tax-Exempt Trust
FA         Facilities Authority
FAU        Finance Authority
GO         General Obligation
GOB        General Obligation Bonds
GOLB       General Obligation Ltd. Bonds
GOUN       General Obligation Unlimited Nts.
H&EFA      Health and Educational Facilities Authority
H&RA       Housing and Redevelopment Authority
HA         Hospital Authority
HAU        Housing Authority
HFA        Housing Finance Agency/Authority
HFAU       Health Facilities Authority
HFC        Housing Finance Corp.
HFFAU      Health Facilities Finance Authority
HOFA       Hospital Finance Agency/Authority
IDA        Industrial Development Agency
IDAU       Industrial Development Authority
IDB        Industrial Development Board
IDC        Industrial Development Corp.
IDR        Industrial Development Revenue
IDV        Industrial Development
IFPCFA     Industrial Facilities and Pollution Control
           Financing Authority
ISD        Independent School District
MFA        Mortgage Finance Authority
MH         Multifamily Housing
MPA        Municipal Power Agency
NYC        New York City
PC         Pollution Control
PPS        Public Power System
RA         Redevelopment Agency/Authority
RANs       Revenue Anticipation Nts.
RB         Revenue Bonds
REF        Refunding
RRB        Revenue Refunding Bonds
RTA        Regional Transportation Authority/Agency
SCDAU      Statewide Communities Development
           Authority
SDI        School District
SFM        Single Family Mtg.
SGMSTR     Societe Generale, NY Branch Municipal
           Security Trust Receipts
SWD        Solid Waste Disposal
TANs       Tax Anticipation Nts.
TS         Tobacco Settlement
TUAU       Turnpike Authority
TWY        Thruway/Tollway Authority/Agency
WSS        Water & Sewer System
YMCA       Young Men's Christian Association


                        16 | CENTENNIAL TAX EXEMPT TRUST

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2005. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $632,798,000 or 39.65% of the Trust's net assets as of December 31, 2005.

3. Put obligation redeemable at full principal value on the date reported.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        17 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

December 31, 2005
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,588,634,485)--see accompanying statement of investments    $1,588,634,485
---------------------------------------------------------------------------------------------------------
Cash                                                                                             317,771
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                       8,149,177
Shares of beneficial interest sold                                                                22,539
Other                                                                                             97,881
                                                                                          ---------------
Total assets                                                                               1,597,221,853

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                                        938,530
Distribution and service plan fees                                                               124,668
Shares of beneficial interest redeemed                                                           103,673
Shareholder communications                                                                        50,972
Transfer and shareholder servicing agent fees                                                     42,837
Trustees' compensation                                                                            11,890
Other                                                                                             35,200
                                                                                          ---------------
Total liabilities                                                                              1,307,770

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $1,595,914,083
                                                                                          ===============

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                                           $1,595,904,557
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                    675
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                       8,851
                                                                                          ---------------
NET ASSETS-applicable to 1,595,934,192 shares of beneficial interest outstanding          $1,595,914,083
                                                                                          ===============

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                  $         1.00
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                        18 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  Unaudited

For the Six Months Ended December 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                            $23,298,416

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       3,644,843
--------------------------------------------------------------------------------
Service plan fees                                                     1,698,991
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                           250,764
--------------------------------------------------------------------------------
Shareholder communications                                               43,637
--------------------------------------------------------------------------------
Custodian fees and expenses                                              28,768
--------------------------------------------------------------------------------
Trustees' compensation                                                    6,110
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                   119,495
                                                                    ------------
Total expenses                                                        5,793,358
Less reduction to custodian expenses                                    (25,756)
                                                                    ------------
Net expenses                                                          5,767,602

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                17,530,814

--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                         14,395

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $17,545,209
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        19 | CENTENNIAL TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS               YEAR
                                                                              ENDED              ENDED
                                                                  DECEMBER 31, 2005           JUNE 30,
                                                                        (UNAUDITED)               2005
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                                $   17,530,814     $   21,486,725
-------------------------------------------------------------------------------------------------------
Net realized gain                                                            14,395             96,274
                                                                     ----------------------------------
Net increase in net assets resulting from operations                     17,545,209         21,582,999

-------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
Dividends from net investment income                                    (17,530,139)       (21,486,725)

-------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial
interest transactions                                                  (104,640,512)       (77,683,115)

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Total decrease                                                         (104,625,442)       (77,586,841)
-------------------------------------------------------------------------------------------------------
Beginning of period                                                   1,700,539,525      1,778,126,366
                                                                     ----------------------------------
End of period (including accumulated net investment income of
$675 for the period ended December 31, 2005)                         $1,595,914,083     $1,700,539,525
                                                                     ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        20 | CENTENNIAL TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                 YEAR
                                                      ENDED                                                                ENDED
                                          DECEMBER 31, 2005                                                             JUNE 30,
                                                (UNAUDITED)          2005          2004         2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                 $ 1.00        $ 1.00        $ 1.00       $ 1.00        $ 1.00        $ 1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                 .01 1         .01 1          -- 2        .01           .01           .03
Dividends and/or distributions
to shareholders                                        (.01)         (.01)           -- 2       (.01)         (.01)         (.03)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 1.00        $ 1.00        $ 1.00       $ 1.00        $ 1.00        $ 1.00
                                                     ============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                         1.06%         1.21%         0.35%        0.69%         1.17%         3.26%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $1,596        $1,701        $1,778       $1,877        $1,824        $1,822
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $1,690        $1,797        $1,851       $1,882        $1,904        $1,779
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  2.06%         1.20%         0.35%        0.68%         1.16%         3.21%
Total expenses                                         0.68%         0.67%         0.67%        0.66%         0.69%         0.70%
Expenses after payments and waivers and
reduction to custodian expenses                        0.68%         0.65%         0.67%        0.66%         0.69%         0.69%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        21 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

      The estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended December 31, 2005, it is estimated that the Trust will utilize $5,544 of capital loss carryforward to offset realized capital gains. During the year ended June 30, 2005, the Trust utilized $96,274 of capital loss carryforward to offset realized capital gains.

As of June 30, 2005, the Trust had available for federal income tax purposes unused capital loss carryforward as follows:

                          EXPIRING
                          ---------------------------
                          2012                 $5,544
                          ---------------------------

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are


                        22 | CENTENNIAL TAX EXEMPT TRUST
treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Trust. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED DECEMBER 31, 2005                YEAR ENDED JUNE 30, 2005
                                     SHARES              AMOUNT              SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------
Sold                          2,291,670,990     $ 2,291,670,404       5,467,251,055     $ 5,467,251,055
Dividends and/or
distributions reinvested         16,554,917          16,555,503          20,503,644          20,503,644
Redeemed                     (2,412,866,419)     (2,412,866,419)     (5,565,437,814)     (5,565,437,814)
--------------------------------------------------------------------------------------------------------
Net decrease                   (104,640,512)    $  (104,640,512)        (77,683,115)    $   (77,683,115)
                             ===========================================================================


                        23 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million and 0.325% of net assets in excess of $2 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the six months ended December 31, 2005, the Trust paid $250,840 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Under the investment advisory agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates. However, the annual fee cannot be less than $0.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.


                        24 | CENTENNIAL TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        25 | CENTENNIAL TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Trust's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Trust services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Trust and the Manager, (iii) the fees and expenses of the Trust, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Trust grows and whether fee levels reflect these economies of scale for Trust investors and (vi) other benefits to the Manager from its relationship with the Trust. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Trust by the Manager and by OppenheimerFunds, Inc., the Manager's parent company, and information regarding the key personnel that provide such services. The Manager's duties include providing the Trust with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Trust's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Trust policies and procedures and adherence to the Trust's investment restrictions. The Manager is responsible for providing certain administrative services to the Trust as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Trust; compiling and maintaining records with respect to the Trust's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Trust for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Trust's shares. The Manager also provides the Trust with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Trust. The Board took account of the fact that


                        26 | CENTENNIAL TAX EXEMPT TRUST
the Manager has been an investment advisor since 1978 and that the Manager's and its parent's assets under management rank among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Trust. The Board also considered compliance reports from the Trust's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of John Bonnell and the Manager's money market investment team and analysts. Mr. Bonnell has had over 17 years of experience managing money market, equity, fixed income and municipal/tax-exempt investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Trust and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Trust benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE TRUST. During the year, the Manager provided information on the performance of the Trust at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Trust's historical performance to relevant market indices and to the performance of other tax-exempt money market funds. The Board noted that the Trust's one-year performance was slightly better than its peer group median. However its three-year, five-year and ten-year performance were below its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Trust's investment adviser, including the costs associated with the personnel and systems necessary to manage the Trust, and information regarding the Manager's profitability from its relationship with the Trust. The Board reviewed the fees paid to the Manager and the other expenses borne by the Trust. The Board also evaluated the comparability of the fees charged and the services provided to the Trust to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Trust, other tax-exempt money market funds and other funds with comparable asset levels and distribution features. Under the Agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates, however, the annual fee cannot be less than $0. The Board noted that the Trust's actual


                        27 | CENTENNIAL TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued

management fees are lower than its peer group median but higher than its peer group average, however, its contractual management fees and total expenses are both lower than its peer group median and average. In light of this, the Board concluded that the management fee was reasonable.

      ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Trust, whether those economies of scale benefit the Trust's shareholders and the current level of Trust assets in relation to the Trust's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Trust grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Trust, including compensation paid to the Manager's affiliates. The Board also considered the nature and quality of services provided by affiliates of the Manager, which it reviews at other times during the year in connection with the renewal of the Trust's service agreements. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Trust and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Trust and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Trust and to the independent Trustees. Trust counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                        28 | CENTENNIAL TAX EXEMPT TRUST


ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Tax Exempt Trust

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006